OppenheimerFunds, Inc.

Two World Financial Center

225 Liberty Street – 11th Floor

New York, New York 10281-1008

November 10, 2008

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:     Oppenheimer Baring China Fund

File Nos. 333-137576 and 811-21953

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information of Oppenheimer Baring China Fund (the "Registrant") that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 26, 2008.

                              Sincerely,

     /s/ Adrienne Ruffle

     ------------------------------------------

     Adrienne Ruffle

     Vice President & Assistant Counsel

     Phone: 212.323.5231

                              aruffle@oppenheimerfunds.com

cc:     Ron Feiman, Esq.

KPMG LLP

Gloria LaFond